Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ZIEGLER STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategic Income Fund seeks total return comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Strategic Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategic Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Strategic Income Fund’s performance. During the fiscal year ended September 30, 2014, the Strategic Income Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include acquired fund fees and expenses which are those expenses incurred directly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Strategic Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Strategic Income Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Strategic Income Fund’s operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In normal market conditions, at least 80% of the Strategic Income Fund’s net assets (plus borrowings for investment purposes) will be invested in U.S. and foreign debt securities (U.S. dollar denominated) consisting of corporate bonds and debentures, U.S. government securities, mortgage-backed securities issued by U.S. government-sponsored enterprises (“agency mortgage-backed securities”) and mortgage-backed securities sponsored by private companies other than U.S. government sponsored enterprises (“non-agency mortgage-backed securities”), securities of real estate investment trusts that invest principally in mortgages and fixed income securities, securities of closed-end funds and exchange-traded funds that invest principally in fixed income securities, and preferred and convertible securities that the Strategic Income Fund’s adviser believes have debt-like characteristics, both investment and non-investment grade credit quality.  The Strategic Income Fund is not limited with respect to its portfolio maturity or duration.  The Strategic Income Fund may invest in debt securities with a wide variety of terms applicable to principal repayment, interest rates and other features.

The Strategic Income Fund also may invest up to 25% of its net assets in corporate loans.

The Strategic Income Fund may invest without limitation in debt securities without regard to their credit ratings, including securities that are non-investment grade (commonly known as junk bonds or high yield bonds).  Non-investment grade debt securities acquired by the Strategic Income Fund will principally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Strategic Income Fund’s investment adviser to be of similar quality.  Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

To achieve its investment objective, the Strategic Income Fund engages in short-term trading strategies, and may, without limitation, engage in short sales and invest in derivatives.  The principal short-term trading strategies are identified below.  When the Strategic Income Fund sells a security short, the Strategic Income Fund borrows the security from a lender and then sells the security in the general market.

Convertible Arbitrage.  This strategy involves the Strategic Income Fund purchasing a convertible bond and selling short the underlying common stock.  This strategy seeks to principally profit from an improvement in credit quality of the issuer while hedging against default risk through the short sale of the underlying common stock.  This strategy tends to perform better when equity markets are volatile because market volatility can positively impact the conversion feature of the convertible bond.

Relative Value Arbitrage.  This strategy attempts to take advantage of relative pricing discrepancies between related fixed income and/or equity securities.  For example, the Strategic Income Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer.  In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher.  Another example might involve the Strategic Income Fund purchasing a security of an issuer and selling short a comparable security of another issuer in the same industry.  In this example the trade could be profitable if changing conditions in an industry affected the issuers differently.

Fixed Income Arbitrage.  This strategy attempts to take advantage of a flattening or steepening of the yield curve.  An example could involve the Strategic Income Fund buying a two year Treasury security and selling short a ten year Treasury security.

Merger Arbitrage.  The most common merger arbitrage activity, and the approach the Strategic Income Fund principally uses, involves purchasing debt securities (as described in this prospectus) and, subject to the Fund’s principal investment strategy, equity securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition.  The Strategic Income Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities.  In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Directional Investment Strategies.  The Strategic Income Fund may take “outright” directional (long or short) market positions.  Directional strategies seek to exploit broad market trends in interest rates, commodity prices or debt securities (as described in this prospectus) and, subject to the Fund’s principal investment strategy, equity securities.  These strategies are: (1) Long/Short: a strategy that seeks to invest in securities the Adviser believes to be undervalued or offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an index or the securities of a company that the Adviser believes is overvalued relative to normalized business and industry fundamentals or to the expected growth that the Adviser believes the company will achieve, by using short sales or options, financial futures and options on futures to hedge risk.  Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.  (2) Long-Only:  a strategy that seeks to invest in securities that are believed to have appreciation potential.  This strategy may concentrate in certain markets, industries or geographical areas.  Given the diverse and available sectors that the Fund may invest in dynamically along with its ability to hedge credit and interest rate risk, the advisor believes that there are no appropriate benchmarks available.  This strategy is principally managed for absolute return and to assess risk and opportunity on an absolute, not an index-relative basis, which means that rather than focusing principally on the performance of the securities compared to a benchmark, the Adviser focuses on those securities that the Adviser believes are undervalued and offer high growth opportunities.  (3) Short-Only: a strategy that seeks to identify securities that are expected to depreciate in value.  In a short sale, the Strategic Income Fund borrows a security from a broker, and then sells it.  If the value of the security goes down, the Strategic Income Fund can buy it back in the market and return it to the broker, making a profit.  The determination to utilize these strategies frequently results from opportunities identified in the course of implementing the Adviser’s core arbitrage and relative value strategies, as a result of which the Adviser may identify certain securities which it believes to be materially overpriced or underpriced.

Opportunistic Investing.  In the course of researching and implementing the Strategic Income Fund’s investment strategies, the Adviser may identify unrelated trading or investment opportunities which the Adviser believes have both good profit potential and a risk/reward profile consistent with the Strategic Income Fund’s investment objectives.  The Adviser will attempt to exploit these opportunities.

The Strategic Income Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return).  These derivative transactions will involve forward contracts, future contracts, options and swaps (and options on futures and swaps).  The Strategic Income Fund engages in short-selling principally for hedging purposes (for example, to limit exposure to a possible market decline in the value of its portfolio securities).

The Strategic Income Fund may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future.  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, index, currency or other instrument at a specified exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price.

The Strategic Income Fund may also invest in credit default swaps.  Credit default swaps are contracts in which the buyer makes a payment or series of payments to the seller in exchange for a payment if the reference security or asset (e.g., a bond or an index) undergoes a “credit event” (e.g., a default).  Credit default swaps share many risks common to other types of swaps and derivatives, including credit risk, counterparty risk and market risk.

Investment decisions are based on fundamental market factors like yield and credit quality differences among bonds, as well as demand and supply trends.  Investment decisions are also based on technical factors like price momentum, market sentiment, and supply or demand imbalances.  The Strategic Income Fund sells holdings for a variety of reasons (for example, to adjust its average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure).

The Strategic Income Fund is intended for investors who seek high current income and can accept the risks involved with its investments, and who can accept the fact that there will be principal fluctuation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Strategic Income Fund may lose money.  There are risks associated with the types of securities in which the Strategic Income Fund invests.  These risks are:

●	Interest Rate Risk:

Prices of bonds tend to move inversely with changes in interest rates.  Typically, a rise in rates will adversely affect bond prices and, accordingly, the Strategic Income Fund’s share price.  The longer the Strategic Income Fund’s effective maturity and duration, the more its share price is likely to react to interest rates.

●	Call Risk:

Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date.  If an issuer “calls” its bond during a time of declining interest rates, the Strategic Income Fund might have to reinvest the proceeds in an investment offering a lower yield.

●	Credit Risk:

Failure of a bond issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond can cause a bond’s price to fall, potentially lowering the Strategic Income Fund’s share price.  The Strategic Income Fund, in addition to investing in investment grade bonds, may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default.

●	High-Yield Bond Risk:

Investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

●	Real Estate Investment Trust (“REIT”) Risk:

Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

●	Preferred Securities Risk:

A preferred stock may decline in price or fail to pay dividends when expected because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.

●	Convertible Securities Risk:

The value of convertible securities may fall when interest rates rise and increase wheninterest rates fall. The prices of convertible securities with longer maturities tend to bemore volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Strategic Income Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.

●	Volatility Risk:

The market for corporate loans, as well as other debt securities, may periodically experience significant volatility. Prices for fixed income securities, while normally relatively stable, may periodically experience a higher than normal degree of volatility due to perceived credit risk and resultant sharp decreases in liquidity.

●	Directional Strategies Risk:

Directional strategies usually use long and short positions which entail prediction on the direction into which the overall market is going to move.  Directional strategies may utilize leverage and hedging.  Risk of loss may be significant if the Adviser’s judgment is incorrect as to the direction, timing or extent of expected market moves.

●	Opportunistic Strategy Risk:

An opportunistic strategy is susceptible to the risk that the Adviser’s determinations of opportunities in market anomalies do not materialize as expected so that investments using this strategy do not increase in value (and may lose value).

●	Manager Risk:

How the Adviser manages the Strategic Income Fund will affect the Strategic Income Fund’s performance.  The Strategic Income Fund may lose money if the Adviser’s investment strategy does not achieve the Strategic Income Fund’s objective or the Adviser does not implement the strategy properly.

●	Market Risk:

The securities in which the Strategic Income Fund invests may decline significantly in price over short or extended periods of time.  Price changes may occur in the relevant markets as a whole, or they may occur in only a particular company, industry or sector of the relevant market.  Some of the trading strategies employed by the Strategic Income Fund involve attempting to take advantage of relative pricing discrepancies between related securities.  The Adviser may be incorrect in its assessment of the pricing discrepancies or prices may not move in the manner anticipated by the Adviser.

●	Liquidity Risk:

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value.  In such a market, the value of such securities and the Strategic Income Fund’s share price may fall dramatically.  Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

●	Market Sector Risk:

The Strategic Income Fund’s overall risk level will depend on the market sectors in which the Strategic Income Fund is invested and the current interest rate, liquidity and credit quality of such sectors.  The Strategic Income Fund may overweight or underweight companies, industries or market sectors, which may cause the Strategic Income Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

●	Credit Default Swaps Risk:

A credit default swap enables an investor to buy or sell protection against a credit event.  Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk.  If the counterparty fails to meet its obligations the Strategic Income Fund may lose money.  Credit default swaps are also subject to the risk that the Strategic Income Fund will not properly assess the cost of the underlying investment.  If the Strategic Income Fund is selling credit protection, there is a risk that a credit event will occur and that the Strategic Income Fund will have to pay the counterparty.  If the Strategic Income Fund is buying credit protection, there is a risk that no credit event will occur and the Strategic Income Fund will receive no benefit for the premium paid.

●	Short Sale Risk:

The Strategic Income Fund will incur a loss from a short sale if the value of the security sold short increases after the Strategic Income Fund has entered into the short position. Short sales generally involve a form of leverage, which can exaggerate the Strategic Income Fund’s losses. The Strategic Income Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short sale will be offset in whole or in part by the transaction costs associated with the short sale.

●	Derivatives Risk:

A small investment in derivatives could have a potentially large impact on the Strategic Income Fund’s performance.  The use of derivatives, such as forward contracts and future contracts, involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.  Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Strategic Income Fund will not correlate with the Strategic Income Fund’s other investments.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

●	Options Risk:

Purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. When options are purchased over the counter, the Strategic Income Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Strategic Income Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

●	Merger Arbitrage Risk:

The proposed acquisition may be renegotiated or terminated, in which case the Strategic Income Fund may realize losses.

●	Foreign Investment Risk:

The Strategic Income Fund’s investment in foreign securities may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.  The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers.  The costs associated with securities transactions are often higher in foreign countries than in the U.S.  There may be less publicly available information about foreign companies than U.S. companies.

●	Non-Diversification Risk:

The Strategic Income Fund is a non-diversified investment company.  As such, it will invest in fewer securities than diversified investment companies and its performance may be more volatile.  If the securities in which the Strategic Income Fund invests perform poorly, the Strategic Income Fund could incur greater losses than it would have had it invested in a greater number of securities.

●	High Portfolio Turnover Risk:

The Strategic Income Fund may engage in short-term trading.  This will produce higher transaction costs (brokerage commissions or markups or markdowns), which the Strategic Income Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Strategic Income Fund’s after-tax performance.  The Strategic Income Fund’s portfolio turnover rate will likely exceed 100% per year.

●	High-Yield Bonds Risk:

Investing in high-yield bonds and other lower-rated bonds will subject the Strategic Income Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

●	Corporate Loans Risk:

Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure.  Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended settlement periods.

●	Agency and Non-Agency Mortgage-Backed Securities Risk:

Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property.  Mortgage-backed securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”).  The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk and call risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Strategic Income Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Strategic Income Fund is a non-diversified investment company. As such, it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Strategic Income Fund invests perform poorly, the Strategic Income Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Strategic Income Fund.  The bar chart shows the annual return for the Strategic Income Fund’s Investor Class shares from year to year.  The table shows how the Strategic Income Fund’s Investor Class and Institutional Class average annual returns for one year and since inception compare with those of broad measures of market performance.  The Strategic Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Strategic Income Fund will perform in the future.  Performance information is also available on the Strategic Income Fund’s website at www.zcmfunds.com or by calling the Strategic Income Fund toll free at 1-877-568-7633.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Strategic Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-568-7633
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.zcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Strategic Income Fund's past performance, before and after taxes, is not necessarily an indication of how the Strategic Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return as of the most recent calendar quarter, which ended December 31, 2014, was -1.69%.

During the period of time shown in the bar chart, the Strategic Income Fund’s highest return for a calendar quarter was 2.20% (quarter ended March 31, 2014) and the Strategic Income Fund’s lowest return for a calendar quarter was (3.50)% (quarter ended September 30, 2013).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.50%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares and the after-tax returns for the Institutional Class shares will vary to the extent it has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Investor Class shares and the after-tax returns for the Institutional Class shares will vary to the extent it has different expenses.

The Investor Class incepted on January 31, 2012, and the Institutional Class incepted on February 1, 2013.  For each period, performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class, which includes expenses that are not applicable to and are higher than those of the Institutional Class.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2014)
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	1.61%	[1]
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	2.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%	[2]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	917
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,381
Annual Return 2013	rr_AnnualReturn2013	(3.09%)
Annual Return 2014	rr_AnnualReturn2014	(0.28%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.15%
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	1.61%	[1]
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	2.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%	[2]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,539
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,288
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013

[1]	The Strategic Income Fund is obligated to pay any dividend declared during the period in which the Strategic Income Fund maintains the short position to the lender from which the Strategic Income Fund borrowed the security and the Strategic Income Fund is obligated to record the payment of the dividend as an expense. These expenses are not fees charged to shareholders but are similar to finance charges incurred in borrowing transactions. The Strategic Income Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[2]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include acquired fund fees and expenses which are those expenses incurred directly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[3]	Pursuant to a contractual fee waiver and reimbursement agreement, Ziegler Capital Management, LLC (the "Adviser") will reimburse the Strategic Income Fund for expenses related to the Investor Class Shares in excess of 1.05% and Institutional Class shares in excess of 0.95%, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and dividend expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions and other charges relating to the purchase and sale of the Strategic Income Fund's portfolio securities. To the extent any such excluded expenses were incurred, the Strategic Income Fund would incur total annual fund operating expenses after expense reimbursement greater than the applicable expense limitation. The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Strategic Income Fund, provided that the total operating expenses of the Strategic Income Fund, including the recoupment, do not exceed the established cap on expenses for that year. The agreement will not be terminated prior to January 31, 2016.